SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 10 – SUBSEQUENT EVENTS

On October 8, 2018, the Company issued a convertible promissory note for $58,300. The note was discounted at $53,000 and the Company received net proceeds of $50,000 after incurring $3,000 of debt issuance costs. The note bears an interest rate at 8% per annum, and principal and accrued interest was due on the maturity date of October 8, 2019. The conversion option price associated with the note has a 25% discount to the market price of the stock. The market price is based on the average of the two lowest trading prices during a ten day period prior to conversion. The note is convertible at any time. As a result of the variable feature associated with the conversion option, pursuant to ASC Topic 815, the Company will bifurcate the conversion option, and utilize the Black Scholes valuation model to determine the fair value of the conversion option. The Company will record a derivative expense and derivative liability on issuance date and revalue the derivative liability at December 31, 2018.

NOTE 14 - SUBSEQUENT EVENTS

The Company evaluated subsequent events through April 2, 2018, the date the financial statements were issued, and determined that there were no other material events to disclose, other than the followings:

In February 2018, the Company adopted the Acacia Diversified Holdings, Inc. 2018 Stock Grant and Option Plan (“2018 Plan”). The purpose of the 2018 Plan is to offer selected employees, directors and consultants an opportunity to acquire a proprietary interest in the success of the Company. Awards that can be granted from the 2018 Plan include registered shares, restricted shares and options as well as the direct award or sale of shares of the Company’s common stock. The aggregate number of shares which  may be issued or transferred pursuant to an award shall not exceed 5,000,000 shares of authorized common stock of the Company. Subsequent to the adoption of the 2018 Plan, the Company filed Form S-8 with the Securities and Exchange Commission to register 1,000,000 shares of the Company’s common stock pursuant to a one-year consulting agreement beginning in February 2018. The board of directors also approved the Company issue 500,000 shares to the consultant to begin the agreement.

During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company’s consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid on March 1, 2018 through issuance of 36,018 shares of the Company’s common stock to the director.

On March 1, 2018, the Company also issued its SEC counsel 15,000 shares of the Company’s common stock for services to be performed in 2018.

On March 1, 2018, the Company also issued an unrelated party 2,000 shares of the Company’s common stock pursuant to a licensing agreement the Company entered into with this party in August 2016.

On March 19, 2018, the Company entered into a promissory note agreement with its CEO for a working capital advance of $12,000. The note bears interest at 8% per annum and is due in 60 days.

On March 26, 2018, the Company entered into a promissory note agreement with its CEO for a working capital advance of $40,000. The note bears interest at 8% per annum and is due in 60 days.

On March 30, 2018, the Company entered into a promissory note agreement with its CEO for a working capital advance of $20,000. The note bears interest at 8% per annum and is due in 60 days.